UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Savannah-Baltimore Capital Management, LLC
Address: 410 Park Avenue
         Suite 420
         New York, New York  10022

13F File Number:  28-11571

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Peter M. Mulderry
Title:     Chief Operating Officer/Chief Compliance Officer
Phone:     646-898-4824

Signature, Place, and Date of Signing:

     Peter M. Mulderry     New York, NY/USA     August 14, 2006


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     31

Form13F Information Table Value Total:     $522,873 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
99 CENTS ONLY STORES           COM              65440K106     6981   667414 SH       SOLE                   667414        0        0
ADVANCE AUTO PARTS INC         COM              00751Y106     4191   145000 SH       SOLE                   145000        0        0
AGILENT TECHNOLOGIES INC       COM              00846U101     9354   296400 SH       SOLE                   296400        0        0
ALTRIA GROUP INC               COM              02209S103    65366   890179 SH       SOLE                   890179        0        0
ALTRIA GROUP INC               COM              02209S103    65367   890200 SH  PUT  SOLE                   890200        0        0
ARAMARK CORP                   CL B             038521100     9844   297315 SH       SOLE                   297315        0        0
BANKUNITED FINL CORP           CL A             06652B103     8720   285717 SH       SOLE                   285717        0        0
BROOKFIELD ASSET MGMT INC      CL A LTD VT SH   112585104    18485   455067 SH       SOLE                   455067        0        0
CARNIVAL CORP                  PAIRED CTF       143658300    18386   440500 SH       SOLE                   440500        0        0
CEMEX S A                      SPON ADR 5 ORD   151290889    20926   367309 SH       SOLE                   367309        0        0
FIDELITY NATL FINL INC         COM              316326107    16696   428660 SH       SOLE                   428660        0        0
HEINZ H J CO                   COM              423074103    20056   486553 SH       SOLE                   486553        0        0
HUDSON CITY BANCORP            COM              443683107    13136   985465 SH       SOLE                   985465        0        0
IDT CORP                       CL B             448947309    18171  1317690 SH       SOLE                  1317690        0        0
INTL PAPER CO                  COM              460146103     8772   271575 SH       SOLE                   271575        0        0
KERZNER INTERNATIONAL LTD      SHS              P6065Y107     8775   110678 SH       SOLE                   110678        0        0
KINDER MORGAN INC KANS         COM              49455P101     9012    90220 SH       SOLE                    90220        0        0
KKR FINL CORP                  COM              482476306     1934    92939 SH       SOLE                    92939        0        0
KRAFT FOODS INC                CL A             50075N104     9146   296000 SH  CALL SOLE                   296000        0        0
LANCE INC                      COM              514606102    15956   693119 SH       SOLE                   693119        0        0
LEVITT CORP                    CL A             52742P108    11130   695640 SH       SOLE                   695640        0        0
LIBERTY MEDIA HLDG CORP        INT COM SER A    53071M104    16004   927225 SH       SOLE                   927225        0        0
METLIFE INC                    COM              59156R108    17245   336751 SH       SOLE                   336751        0        0
MICROSOFT CORP                 COM              594918104    17369   745459 SH       SOLE                   745459        0        0
QUALCOMM INC                   COM              747525103     4087   102000 SH       SOLE                   102000        0        0
REGAL ENTMT GROUP              CL A             758766109    13939   685980 SH       SOLE                   685980        0        0
SAKS INC                       COM              79377W108    10663   659428 SH       SOLE                   659428        0        0
SELECT SECTOR SPDR TR          SBI INT-ENERGY   81369Y506    17820   314000 SH  PUT  SOLE                   314000        0        0
SELECT SECTOR SPDR TR          SBI INT-ENERGY   81369Y506    36320   640000 SH  PUT  SOLE                   640000        0        0
TRIARC COS INC                 CL B SER 1       895927309    15092   965580 SH       SOLE                   965580        0        0
WEYERHAEUSER CO                COM              962166104    13930   223772 SH       SOLE                   223772        0        0